INCOME TAXES (Schedule of deferred tax assets and liabilities) (Details) - USD ($)	Mar. 31, 2024	Jan. 31, 2024	Jan. 31, 2023
Deferred tax assets
Share issuance costs and financing fees	$ 268	$ 1,610	$ 4,764
Allowable capital losses	131,019	132,394	132,986
Non-capital losses	5,180,776	5,170,743	4,704,180
Intangible assets	80,636	82,004	230,563
Goodwill	0	6,606	0
Lease liabilities	1,032,671	1,048,101	1,095,352
Reclamation obligation		0	14,219
Derivative liability	22,915	29,223	64,719
Inventories		0	36,797
Convertible promissory note		0	312,190
Property and equipment	4,013	3,686	0
Other	14,008	14,187	0
Total deferred tax assets	6,466,306	6,488,554	6,595,770
Valuation allowance	(5,260,681)	(5,261,352)	(5,311,368)
Total net deferred tax assets	1,205,625	1,227,202	1,284,402
Deferred tax liabilities
Property and equipment		0	(95,857)
Right-of-use assets	(942,784)	(959,509)	(1,022,105)
IRC 481(a) adjustments	(140,998)	(283,658)	0
Total deferred tax liabilities	(1,083,782)	(1,243,167)	(1,117,962)
Net deferred tax asset (liability)	$ 121,843	$ (15,965)	$ 166,440